CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 12,961,126	$ 19,186,036	$ 22,416,040
Marketable securities	0	14,129,723	38,658,933
Accounts receivable	20,993	10,385	12,181
Inventory	223,519	431,891	454,132
Prepaid expenses and other current assets	478,746	777,102	925,983
Total current assets	13,684,384	34,535,137	62,467,269
Property and equipment, net	127,090	331,040	556,315
Other assets			64,800
Restricted cash	126,595	126,595	126,595
Total assets	13,938,069	34,992,772	63,214,979
Current liabilities:
Accounts payable	1,279,258	2,004,440	1,192,183
Accrued expenses and other current liabilities	1,554,679	3,712,221	2,587,573
Deferred revenue	0	72,188	88,344
Deferred rent, current portion	53,919	58,821	21,095
Total current liabilities	2,887,856	5,847,670	3,889,195
Deferred rent, net of current portion	0	39,214	8,398
Total liabilities	2,887,856	5,886,884	3,897,593
Stockholders' equity:
Preferred stock	0	0	0
Common Stock	1,807	1,780	1,678
Additional paid-in capital	142,000,936	140,184,630	135,962,935
Accumulated other comprehensive loss	0	(1,247)	(1,614)
Accumulated deficit	(130,952,530)	(111,079,275)	(76,645,613)
Total stockholders' equity	11,050,213	29,105,888	59,317,386
Total liabilities and stockholders' equity	$ 13,938,069	$ 34,992,772	$ 63,214,979